Condensed Interim Consolidated Statements of Net and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Diluted loss per share	$ (0.1)	$ (0.01)	$ (0.18)	$ (0.16)